TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
TRADE RECEIVABLES [Text Block]
NOTE 6:-	TRADE RECEIVABLES

	December 31,
	2021	2020

Wholesalers and pharmacies	$16,711	$5,501

Trade receivables are non-interest bearing and are generally on terms of 30 to 90 days. As of December 31, 2021 and 2020, there were no material past-due receivables.

Major customers data as a percentage of total revenues:

	December 31,
	Reporting segment	2021	2020

Customer A	Canada	17%	-
Customer B	Israel	8%	35%